SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (FY) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Product Information [Line Items]
Accumulated deficit	$ 28,594		$ 26,332	$ 13,225
Net cash used in operating activities	(379)	$ 2,399	14,518	7,884
Working capital	(4,700)		(1,500)
Cash and cash equivalents	2,569		$ 3,546	2,227
Number of operating segments | segment			1
Number of reportable segments | segment			1
Cash in excess of insured limits	$ 2,100		$ 3,200
Contract assets amortization period			3 years
Property and equipment, useful life	3 years		3 years
Estimated useful life			3 years
Advertising expense			$ 174	$ 96
Software
Product Information [Line Items]
Property and equipment, useful life			3 years
One Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage	12.00%		11.00%	11.00%
One Customer | Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage			12.00%	28.00%